Other Liabilities - Summary of Components of Other within Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020		Nov. 01, 2019	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Other Liability [Line Items]
Accounts payable, accrued expenses and other items	$ 8,719			$ 8,613
Accrued interest payable	1,359			1,693
Cash collateral	6,596			5,128
Insurance-related liabilities	12,441			11,581	$ 9,585
Lease Liabilities	2,409	[1]	$ 2,167
Liabilities of subsidiaries, other than deposits	0			7,934
Payable to brokers, dealers and clients	2,969			2,204
Total	36,193			38,607
Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	1,109			1,079	960
Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	429			143	$ (408)
Other liabilities [member] | Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	1,147			1,125
Other liabilities [member] | Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	$ 553			$ 329

[1]	Effective November 1, 2019, we adopted IFRS 16 Leases, recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (Note 1).